Provisions - Disclosure of Detailed Information About Reconciliation of Changes in Other Provisions (Details) - NZD ($) $ in Thousands	6 Months Ended	7 Months Ended
	Jul. 31, 2018	Jan. 31, 2018
ProvisionsLineItems [Line Items]
Opening balance	$ 3,817	$ 3,432
Additional provisions recognised	754	1,179
Unused amounts reversed	(68)	(662)
Unwinding of discounts	28	271
Amounts used during the year	(834)	(475)
Exchange differences	(139)	72
Ending Balance	3,558	3,817
Lease Contributions Provision [Member]
ProvisionsLineItems [Line Items]
Opening balance	1,322	997
Additional provisions recognised	573	584
Unused amounts reversed
Unwinding of discounts
Amounts used during the year	(619)	(293)
Exchange differences	(130)	34
Ending Balance	1,146	1,322
Onerous Contract Provision [Member]
ProvisionsLineItems [Line Items]
Opening balance	264	369
Additional provisions recognised
Unused amounts reversed
Unwinding of discounts
Amounts used during the year	(215)	(105)
Exchange differences
Ending Balance	49	264
Make Good Provision [Member]
ProvisionsLineItems [Line Items]
Opening balance	2,231	2,066
Additional provisions recognised	181	595
Unused amounts reversed	(68)	(662)
Unwinding of discounts	28	271
Amounts used during the year		(77)
Exchange differences	(9)	38
Ending Balance	$ 2,363	$ 2,231